Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets [Table Text Block]

Prepaid expenses and other current assets consisted of the following:

(amounts in thousands)	June 30, 2014	December 31, 2013
	(Unaudited)
Prepayments to suppliers	$710	$400
Prepaid leases	13	43
	$723	$443

Prepaid expenses and other current assets consisted of the following:

	December 31,
(amounts in thousands)	2013	2012
Prepayments to suppliers	$400	$174
Restricted deposit	—	168
Prepaid leases	43	45
	$443	$387